Share Repurchases (Parenthetical) (Detail) - USD ($) shares in Millions, $ in Billions	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Share Repurchases [Line Items]
Shares of common stock repurchased	295	175	158
Share Repurchase Program 2013
Share Repurchases [Line Items]
Shares of common stock repurchased		128
Value of common stock repurchased		$ 4.9
Share Repurchase Program 2008
Share Repurchases [Line Items]
Shares of common stock repurchased		47
Value of common stock repurchased		$ 1.5